RESTATEMENTS	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 13. RESTATEMENTS

Subsequent to the issuance of the Company’s 2016 consolidated financial statements, the Company’s management determined that corrections were required to the previously reported financial statements to correct some accounting treatments, and to reclassify some related party transactions. As a result, the consolidated balance sheet as of September 30, 2016, the consolidated statements of operations and comprehensive loss for the years ended September 30, 2016 and 2015, the consolidated statements of cash flows for the years ended September 30, 2016 and 2015, and the consolidated statements of changes in stockholders’ deficit for the years ended September 30, 2016 and 2015 have been restated from the amounts previously reported.

The following table illustrates the impact of the correction to the previously issued consolidated financial statements:

	As of September 30, 2016
Consolidated Balance Sheet	As previously reported	Adjustments		As restated
Cash and Cash Equivalents	46,301	1	{a}	46,302
Accounts receivable and other current assets		9,014	{a}	9,014
Accounts Receivable	265	(265)	{a}
Deposit	8,749	(8,749)	{a}
TOTAL CURRENT ASSETS	82,787	1	{j}	82,788
Property and equipment, net	5,879	5,996	{b}	11,875
Deferred Charges	348,913	(348,913)	{b}	-
TOTAL NON-CURRENT ASSETS	354,792	(342,917)	{j}	11,875
TOTAL ASSETS	437,579	(342,916)	{j}	94,663
Accounts payable	769,405	(583,064)	{c}	186,341
Due to related parties		822,862	{c}	822,862
Accrued liabilities and other payables		136,250	{c}	136,250
Unearned Revenue	376,046	(376,046)	{c}
TOTAL CURRENT LIABILITIES	1,145,451	2	{j}	1,145,453
Notes payable	2,112,101	(581,142)	{d}	1,530,959
Notes payable – related parties		271,562	{d}	271,562
TOTAL NON-CURRENT LIABILITIES	2,112,101	(309,580)	{j}	1,802,521
TOTAL LIABILITIES	3,257,552	(309,578)	{j}	2,947,974
Additional paid-in capital	25,870,095	(655,051)	{d}	25,215,044
Accumulated deficit	(28,916,005)	466,359	{e}	(28,449,646)
Accumulated other comprehensive income	(1,888)	155,354	{e}	153,466
Total UMeWorld Limited’s stockholders’ deficit	(3,038,864)	(33,338)	{j}	(3,072,202)
TOTAL STOCKHOLDERS’ DEFICIT	(2,819,973)	(33,338)	{j}	(2,853,311)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	437,579	(342,916)	{j}	94,663

	Year Ended September 30, 2016				Year Ended September 30, 2015
Consolidated statements of operations and comprehensive loss	As previously reported	Adjustments		As restated	As previously reported	Adjustments		As restated
General and Administrative Expenses	1,034,608	(70,543)	{b}	964,065	765,691	93,284	{b}	858,975
Stock-based compensation	566,760	(566,760)	{d}		485,912	(485,912)	{d}
Depreciation	4,577	(4,577)	{b}		4,793	(4,793)	{b}
LOSS FROM OPERATIONS	(1,605,945)	641,880	{j}	(964,065)	(1,256,396)	397,421	{j}	(858,975)
Interest expense	(146,605)	(72,138)	{d}	(218,743)	(119,102)	(15,903)	{d}	(135,005)
LOSS BEFORE INCOME TAXES	(1,752,483)	569,742	{j}	(1,182,741)	(1,355,125)	381,518	{j}	(973,607)
Net Loss	(1,752,483)	569,742	{j}	(1,182,741)	(1,355,125)	381,518	{j}	(973,607)
Net gain/(loss) attributable to UMeWorld Limited’s stockholders	(1,768,095)	569,742	{j}	(1,198,353)	(1,370,750)	381,518	{j}	(989,232)
Net gain/(loss)	(1,768,095)	569,742	{j}	(1,198,353)	(1,370,750)	381,518	{j}	(989,232)
Translation Adjustment	(752)	(3,259)	{a}	(4,011)	2,118	158,613	{a}	160,731
Comprehensive gain/(loss)	(1,768,847)	566,483	{j}	(1,202,364)	(1,368,632)	540,131	{j}	(828,501)
Comprehensive gain/(loss) attributable to UMeWorld Limited’s stockholders	(1,768,697)	566,483	{j}	(1,202,214)	(1,369,056)	540,131	{j}	(828,925)
Let loss per share, basic and diluted	(0.02)		{j}	(0.01)	(0.02)		{j}	(0.01)
Weighted average number of common shares outstanding	89,261,000	(75,820)	{f}	89,185,180

	Year Ended September 30, 2016				Year Ended September 30, 2015
Consolidated statements of cash flows	As previously reported	Adjustments		As restated	As previously reported	Adjustments		As restated
Net loss	(1,752,483)	569,742	{e}	(1,182,741)	(1,355,125)	381,518	{e}	(973,607)
Non-cash item: Noncontrolling interest	15,462	(15,462)	{g}		16,049	(16,049)	{g}
Depreciation expense	4,577	2,245	{b}	6,822	4,793	2,381	{b}	7,174
Stock-based compensation	656,760	(656,760)	{d}		485,912	(485,912)	{d}
Stock issued for service		90,000	{h}	90,000
Amortization of debt discount		72,138	{d}	72,138		15,903	{d}	15,903
Accounts receivable and other current assets		605	{a}	605		2,125	{a}	2,125
Accounts payable		68,305	{c}	68,305		(25,363)	{c}	(25,363)
Accrued liabilities and other payables		176,618	{c}	176,618		117,905	{c}	117,905
Due to related parties		121,829	{c}	121,829		120,000	{c}	120,000
Decrease/(increase) in Deferred charges	74,467	(74,467)	{b}		72,786	(72,786)	{b}
Decrease/(increase) in Accounts receivables	(3)	3	{a}		178	(178)	{a}
Decrease/(increase) in loans receivables					1,016	(1,016)	{a}
(Decrease)/increase in Accounts payable and accrued liabilities	171,176	(171,176)	{c}		107,796	(107,796)	{c}
(Decrease)/increase in Accrued interest and Notes payable	57,834	(57,834)	{d}		48,290	(48,290)	{d}
Decrease/(increase) in Deposit	608	(608)	{a}		929	(929)	{a}
NET CASH USED IN OPERATING ACTIVITIES	(768,232)	125,178	{j}	(643,054)	(646,790)	(118,488)	{j}	(765,278)
Proceeds from notes payable		235,730	{d}	235,730		200,876	{d}	200,876
Proceeds from notes payable – related parties		155,428	{d}	155,428		111,952	{d}	111,952
Repayments to related parties		(40,855)	{d}	(40,855)		(56,689)	{d}	(56,689)
Issuance (repayment) of notes payable, net	391,158	(391,158)	{d}		276,349	(276,349)	{d}
NET CASH PROVIDED BY FINANCING ACTIVITIES	391,158	(40,855)	{j}	350,303	276,349	(20,210)	{j}	256,139
Effect of exchange rate changes on cash and cash equivalents	72,317	(84,324)	{k}	(12,007)	(123,278)	138,701	{k}	15,423
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(304,757)	(1)	{a}	(304,758)	(494,026)	3	{a}	(494,023)
CASH and cash equivalents, beginning of year	351,058	2	{a}	351,060	845,084	(1)	{a}	845,083
CASH and cash equivalents, end of year	46,301	1	{a}	46,302	351,058	2	{a}	351,060
Interest paid	154,730	(154,730)	{i}		48,029	(48,029)	{i}

	Year Ended September 30, 2016				Year Ended September 30, 2015
Consolidated statements of changes in stockholders’ deficit	As previously reported	Adjustments		As restated	As previously reported	Adjustments		As restated
	$			$	$			$
Warrants issued	566,760	(333,635)	{d}	233,125	485,912	(321,415)	{d}	164,497
Foreign currency translation – Accumulated other comprehensive loss	(602)	(3,259)	{k}	(3,861)	1,694	158,613	{k}	160,307
Net Loss for the year	(1,768,095)	569,742	{e}	(1,198,353)	(1,370,750)	381,518	{e}	(989,232)

{a} To correct other miscellaneous errors.

{b} To expense and impair the capitalized website costs, and to record office renovation expenses as leasehold improvement in property and equipment. The Company also reclassified depreciation expense in general and administrative expenses.

{c} To reclassify unearned revenue into due to related parties, and to separately present accounts payable, accrued liabilities and other payables, and due to related parties. Statements of cash flows were adjusted accordingly.

{d} The Company issued promissory notes with common stock warrants and initially expensed the fair value of the warrants as stock based compensation. It is adjusted to allocate the proceeds from the issuance between the debt and warrants based on their relative fair market values. The related fair value of the warrants was recognized as debt discount and amortized to interest expense over the term of the notes. The Company also reclassified the amount payable to related parties into notes payable - related parties.

{e} To adjust for the effect of expensing capitalized website costs in {b} and amortization of debt discounts discussed in {d}.

{f} The correct the error in date of stock issued for service used to calculate weighted average number of common shares outstanding at September 30, 2016.

{g} To delete the separate disclosure of non-controlling interest as the amount of non-controlling interest is included in the net loss at the beginning of cash flows.

{h} To separately present stock issued for service from stock based compensation in the cash flows.

{i} The company did not pay any interests in years ended September 30, 2016 and 2015. The interests were accrued in notes payable and notes payable – related parties.

{j} To reflect the impact of the above adjustments to the total balances.

{k} The adjustment was due to fluctuation in exchange rates when transferring from functional currencies to reporting currency.